Debt instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial Assets Measured at Fair Value Through Profit or Loss	R$ 95,546,026	R$ 107,585,055
Financial Assets Measured at Fair Value through Other Comprehensive Income	69,354,220	92,058,907
Financial Assets Measured at Amortized Cost (2)	114,708,615	84,529,222
Comprising:
Debt instruments at Amortized Cost	117,910,438	86,598,778
Provision for impairment losses (note 9.c)	(3,201,823)	(2,069,556)
Total	279,608,861	284,173,184
Type:
Government securities - Brazil (1)	182,217,619	190,643,118
Debentures and promissory notes	52,868,779	70,450,135
Other debt securities	44,522,463	23,079,931
Other
Total	R$ 279,608,861	R$ 284,173,184